Taxation - Additional information (Details)	6 Months Ended
	Sep. 30, 2022 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020
Taxes payable
Statutory tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
Hongkong
Taxes payable
Statutory tax rate	16.50%	16.50%
Hongkong | Assessable Profits up to HKD 2,000,000
Taxes payable
Statutory tax rate	8.25%	8.25%
Assessable profits	$ 2,000,000	$ 0	$ 0
PRC
Taxes payable
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Non-academic educational services
Taxes payable
VAT rate	3.00%	3.00%
Technical services
Taxes payable
VAT rate	6.00%	6.00%